Capital Stock Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Capital Stock Transactions [Abstract]
Schedule Of Capital Stock Repurchases

	For the Years Ended December 31,
	2014	2013	2012
Shares repurchased	1,182,934	1,356,344	932,706
Weighted average price per share	$93.01	$68.50	$64.87